Foundry Micro Cap Value Fund
Summary of the Foundry Micro Cap Value Fund
Investment Objective. The investment objective of the Foundry Micro Cap Value Fund (the “Fund”) is capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in the section captioned “Purchasing Shares” on page 13 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 32 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Foundry Micro Cap Value Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 90 days or less)	2.00%	[1]
[1]	The Adviser may waive such fee for certain qualified retirement plan and fee-based platforms.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Foundry Micro Cap Value Fund Class I Shares
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	5.72%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	6.73%
Fee Waivers and Expense Reimbursement	(4.97%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	1.76%
[1]	Foundry Partners, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments) to not more than 1.75% through at least April 30, 2017. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.75% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2016. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Foundry Micro Cap Value Fund | Class I Shares | USD ($)	179	1,545	2,863	5,966

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended December 31, 2015, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategy of the Fund. The Fund’s principal investment objective is capital appreciation. The Fund plans to meet its investment objective by investing at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies contained within the Russell Microcap® Value Index, or companies with similar size characteristics. Equity securities consist of common stock and securities convertible into common stock.

As of December 31, 2015, the median market capitalization of companies included in the Russell Microcap Value Index was approximately $204 million; the average market capitalization for companies contained within the Russell Microcap Value Index was approximately $465 million; and the largest stock in the index had a market capitalization of $2.34 billion.

The Fund seeks to provide broad exposure to micro cap domestic equities and seeks to outperform the Russell Microcap Value Index after fees over a long-term investment horizon. The Adviser plans to invest in companies that it considers to be “statistically attractive” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis, which may include a review of assets, earnings, sales, products, markets, and management, among other indicators. Ideally, after filtering out companies that do not meet the Adviser’s criteria above, the Adviser looks for companies that have a positive catalyst, (e.g., new products, management changes, acquisition, etc.).

The Adviser also utilizes a sell discipline and may consider selling a security when: it becomes fully valued in the Adviser’s opinion or less attractive to the Adviser; one of the Fund’s holdings has performed well and reached or approached the Adviser’s price target; a company fails to pass the Adviser’s investment screens; or, there is deterioration in a company’s fundamentals, management or financial reporting.

The Adviser will look to manage risk through several strategies, which typically include: maintaining minimum and maximum sector weightings relative to the Russell Microcap Value Index; monitoring risk statistics relative to the Russell Microcap Value Index; and, monitoring trade volume.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk – Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Micro cap company risk – Stocks of micro cap companies may be very sensitive to changing economic conditions and market downturns because micro cap companies often are less established, have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

• Equity securities risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• New Fund risk – The Fund was formed in 2014. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

• Securities lending risk – The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

• Value securities risk – Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

Performance. The bar chart below shows how the Fund’s investment results vary from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235.

Annual Total Returns (for periods ended December 31)

The Fund’s Institutional Class Shares year-to-date total return through March 31, 2016 was -0.62%. During the period shown in the bar chart, the highest return for a quarter was 2.96% during the quarter ended December 31, 2015 and the lowest return for a quarter was -10.79% during the quarter ended September 30, 2015.

Average Annual Total Returns (for periods ended December 31, 2015)
Average Annual Total Returns - Foundry Micro Cap Value Fund	1 Year	Since Inception
Class I Shares	(6.78%)	1.33%
Class I Shares | Return After Taxes on Distributions	(8.00%)	0.21%
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	(3.97%)	0.55%
Russell Microcap® Value Total Return Index (reflects no deduction for fees, expenses or taxes)	(6.45%)	(0.80%)

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2015, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for Institutional Class shares and after-tax returns for other classes will vary.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.